UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10491
Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
September 30, 2008

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks – 98.1% (61.8% of Total Investments)

	Hotels, Restaurants & Leisure – 1.3%

175,000	Starwood Hotels & Resorts Worldwide, Inc.	$4,924,500

	Industrial – 3.4%

470,700	First Industrial Realty Trust, Inc.	13,499,676

	Office – 17.1%

153,400	Boston Properties, Inc.	14,367,444
1,195,300	Brandywine Realty Trust	19,160,659
520,500	Mack-Cali Realty Corporation	17,629,335
246,400	SL Green Realty Corporation	15,966,720

	Total Office	67,124,158

	Residential – 21.6%

350,239	Apartment Investment & Management Company, Class A	12,265,370
294,500	AvalonBay Communities, Inc.	28,984,690
189,900	Camden Property Trust	8,708,814
552,700	Equity Residential	24,545,407
370,700	Post Properties, Inc.	10,368,479

	Total Residential	84,872,760

	Retail – 23.4%

338,800	Federal Realty Investment Trust	29,001,280
545,900	Macerich Company	34,746,535
144,500	Simon Property Group, Inc.	14,016,500
1,043,100	Westfield Group	14,288,318

	Total Retail	92,052,633

	Specialized – 31.3%

791,400	Cogdell Spencer Inc.	12,694,056
1,029,600	DiamondRock Hospitality Company	9,369,360
1,960,000	Extra Space Storage Inc.	30,105,600
683,800	Health Care Property Investors Inc.	27,440,894
600,000	Host Hotels & Resorts Inc.	7,974,000
723,100	Senior Housing Properties Trust	17,231,473
363,600	Ventas Inc.	17,969,112

	Total Specialized	122,784,495

	Real Estate Investment Trust Common Stocks (cost $359,494,401)	385,258,222

Shares	Description (1)	Coupon	Value

	Real Estate Investment Trust Preferred Stocks – 52.6% (33.1% of Total Investments)

	Diversified – 10.8%

979,942	Duke-Weeks Realty Corporation	6.950%	$16,071,049
150,000	Lexington Corporate Properties Trust, Series B	8.050%	2,265,000
850,000	Lexington Realty Trust	7.550%	11,262,500
400,000	PS Business Parks, Inc., Series O	7.375%	6,716,000
196,000	Vornado Realty Trust, Series G	6.625%	3,234,000
75,200	Vornado Realty Trust, Series H	6.750%	1,257,344
102,000	Vornado Realty Trust, Series I	6.625%	1,683,000

	Total Diversified		42,488,893

	Industrial – 1.0%

211,000	AMB Property Corporation, Series P	6.850%	3,789,560

	Mortgage – 0.7%

400,000	Gramercy Capital Corporation	8.125%	2,960,000

	Office – 6.7%

12,141	Highwoods Properties, Inc., Series A	8.625%	13,745,888
57,612	Highwoods Properties, Inc., Series B	8.000%	1,111,912
81,000	HRPT Properties Trust, Series C	7.125%	1,316,250
1,046,200	Maguire Properties, Inc., Series A	7.625%	10,043,520

	Total Office		26,217,570

	Residential – 5.3%

511,100	Apartment Investment & Management Company, Series U	7.750%	8,893,140
183,000	Apartment Investment & Management Company, Series Y	7.875%	3,111,000
504,625	BRE Properties, Series D	6.750%	8,992,418

	Total Residential		20,996,558

	Retail – 8.2%

160,000	Cedar Shopping Centers Inc., Series A	8.875%	3,520,000
113,000	Glimcher Realty Trust, Series F	8.750%	1,308,540
154,300	Glimcher Realty Trust, Series G	8.125%	1,632,494
307,000	Saul Centers, Inc.	9.000%	6,600,500
125,000	Saul Centers, Inc.	8.000%	2,812,500
200,000	Taubman Centers, Inc., Series G	8.000%	4,300,000
600,000	Taubman Centers, Inc., Series H	7.625%	12,000,000

	Total Retail		32,174,034

	Specialized – 19.9%

640,000	Ashford Hospitality Trust, Inc., Series D	8.450%	7,040,000
130,000	Ashford Hospitality Trust, Series A	8.550%	1,495,000
546,900	FelCor Lodging Trust Inc., Series C	8.000%	6,015,900
120,000	Hersha Hospitality Trust, Series A	8.000%	1,980,000
800,000	Hospitality Properties Trust, Series C	7.000%	9,560,000
1,396,154	Public Storage, Inc., Series I	7.250%	27,057,464
254,200	Public Storage, Inc., Series K	7.250%	4,740,830
190,000	Public Storage, Inc., Series M	6.625%	3,325,000
209,100	Public Storage, Inc., Series Y	6.850%	4,580,607
105,900	Public Storage, Inc.	6.750%	1,829,952
175,000	Strategic Hotel Capital Inc., Series B	8.250%	2,012,500
320,000	Strategic Hotel Capital Inc., Series C	8.250%	4,000,000
300,000	Sunstone Hotel Investors Inc., Series A	8.000%	4,398,000

	Total Specialized		78,035,253

	Real Estate Investment Trust Preferred Stocks (cost $309,290,946)		206,661,868

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Convertible Bonds – 3.7% (2.4% of Total Investments)

	Real Estate Management & Development – 2.4%

$16,000	General Growth Properties LP, Convertible Bond	3.980%	4/15/27	N/R	$9,600,000

	Retail – 1.3%

6,500	Macerich Company, Convertible Bond	3.250%	3/15/12	N/R	4,940,000

$22,500	Total Convertible Bonds (cost $18,510,546)				14,540,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 4.4% (2.7% of Total Investments)

$17,114	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $17,113,658, collateralized by $13,190,000 U.S. Treasury Bonds, 6.750%, due 8/15/26, value $17,460,263	0.100%	10/01/08	$17,113,610

	Total Short-Term Investments (cost $17,113,610)			17,113,610

	Total Investments (cost $704,409,503) – 158.8%			623,573,700

	Borrowings – (38.2)% (3) (4)			(150,000,000)

	Other Assets Less Liabilities – (2.3)%			(8,992,144)

	Taxable Auction Preferred Shares, at Liquidation Value – (18.3)% (3)			(72,000,000)

	Net Assets Applicable to Common Shares – 100%			$392,581,556

Interest Rate Swaps outstanding at September 30, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$43,000,000	Receive	1-Month USD-LIBOR	5.190%	Monthly	2/06/09	$(263,924)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Borrowings and Taxable Auction Preferred Shares, at Liquidation Value as a percentage of Total Investments are 24.1% and 11.5%, respectively.

(4)	The Fund may pledge up to 100% of its eligible securities in the Portfolio of Investments as collateral for Borrowings.

N/R	Not rated.
Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical securities.
     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$576,418,886	$47,154,814	$–	$623,573,700
Derivatives*	–	(263,924)	–	(263,924)

Total	$576,418,886	$46,890,890	$–	$623,309,776

* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments was $704,409,503.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$93,948,140
Depreciation	(174,783,943)

Net unrealized appreciation (depreciation) of investments	$(80,835,803)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)     Nuveen Real Estate Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.